Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net Income	$ 3,087	$ 2,477	$ 1,611
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,074	1,067	857
Net amortization of security premiums/discounts AFS	555	767	850
Net amortization of security premiums/discounts HTM	139	146	147
Net amortization of loan servicing rights	831	663	733
Impairment of foreclosed real estate	237	(12)	85
(Recovery) provision for loan losses	(588)	90	(236)
Deferred income taxes	15	(39)	691
Net realized loss on sales / calls available for sale securities	35		14
Proceeds from sales of loans held for sale	126,011	96,718	97,360
Origination of loans held for sale	(124,973)	(97,764)	(96,684)
(Gain) loss on sale of premises, equipment and other assets	(6)	4
Increase in cash surrender value of life insurance	(125)	(125)	(124)
(Gain) loss on sales of foreclosed real estate	40	(11)	(35)
(Increase) decrease in prepaid assets	(156)	228	40
Net change in interest receivable	97	(54)	(80)
Net change in other assets	421	(422)	(602)
Net change in interest payable	39	(132)	(3)
Net change in other liabilities	(6)	397	1,129
Net cash provided by operating activities	6,727	3,998	5,753
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	27,270	7,853	16,185
Proceeds from sales, maturities, calls and paydowns of securities held to maturity	270	475	385
Purchase of securities available for sale	(22,466)	(4,934)	(6,338)
Purchase of securities held to maturity	(3,000)
Net (increase) decrease in loans	12,034	(13,433)	(15,416)
Purchases of life insurance investment			(1,525)
Proceeds from sale of premises, equipment and other assets	189	4
Purchase of premises and equipment	(1,263)	(829)	(1,730)
Proceeds from sales of foreclosed real estate	543	1,533	2,138
Net change in restricted stock	(50)	(27)	(15)
Net cash provided by (used in) investing activities	13,527	(9,358)	(6,316)
Cash flows from financing activities
Net increase in deposit accounts	18,977	54,273	26,909
Net decrease in short-term borrowed funds	(564)	(562)	(410)
Proceeds from long-term debt	9,992	440
Repayment of long-term debt	(9,974)		(512)
Repurchase of common stock, net	(850)	(747)	(391)
Stock option exercise		65
Dividends on preferred stock	(564)	(570)	(592)
Cash paid for fractional shares	(7)	(8)	(6)
Net cash provided by financing activities	17,010	52,891	24,998
Increase in cash and cash equivalents	37,264	47,531	24,435
Cash and cash equivalents, beginning of year	117,934	70,403	45,968
Cash and cash equivalents, end of year	155,198	117,934	70,403
Supplemental disclosures of cash flow information
Interest paid	3,526	2,014	1,280
Income taxes paid	933	503	852
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	2,017	(587)	366
Initial ROU asset for leased properties	2,256
Initial lease liability for leased properties	2,308
Loans transferred to foreclosed real estate	267	160	361
Company financed OREO	(70)		(356)
Mortgage servicing rights capitalized	$ 684	$ 313	$ 586